Derivative Instruments - Additional Information (Detail) (Interest rate swaps [Member], USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Interest rate swaps [Member]
Derivative [Line Items]
Interest rate swaps realized losses	$ 2.5	$ 2.4	$ 4.9	$ 4.8
Interest rate swaps unrealized gains (losses)	5.3	(1.5)	6.9	(0.2)
Aggregate fair value liability	$ 11.0		$ 11.0